UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE FUNDAMENTAL VALUE FUND

FORM N-Q

DECEMBER 31, 2009

Legg Mason ClearBridge Fundamental Value Fund

Schedule of Investments (unaudited)	December 31, 2009

Shares	Security	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 1.7%
681,910	Carnival Corp. *	$21,609,728
262,447	Marriott International Inc., Class A Shares	7,151,681
460,700	Pebblebrook Hotel Trust *	10,140,007

	Total Hotels, Restaurants & Leisure	38,901,416

Household Durables - 0.0%
53,956	Toll Brothers Inc. *	1,014,912

Leisure Equipment & Products - 0.8%
868,700	Mattel Inc.	17,356,626

Media - 2.9%
2,081,230	Walt Disney Co.	67,119,667

Specialty Retail - 4.4%
1,374,277	Gap Inc.	28,791,103
2,027,400	Home Depot Inc.	58,652,682
635,360	Williams-Sonoma Inc.	13,202,781

	Total Specialty Retail	100,646,566

	TOTAL CONSUMER DISCRETIONARY	225,039,187

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.9%
3,166,710	Safeway Inc.	67,419,256

Food Products - 2.8%
979,950	Unilever PLC (a)	31,367,409
1,003,290	Unilever PLC, ADR	32,004,951

	Total Food Products	63,372,360

	TOTAL CONSUMER STAPLES	130,791,616

ENERGY - 15.3%
Energy Equipment & Services - 7.1%
848,240	Baker Hughes Inc.	34,336,755
1,553,780	Halliburton Co.	46,753,240
706,390	Schlumberger Ltd.	45,978,925
1,928,660	Weatherford International Ltd. *	34,542,301

	Total Energy Equipment & Services	161,611,221

Oil, Gas & Consumable Fuels - 8.2%
718,400	Anadarko Petroleum Corp.	44,842,528
793,260	ConocoPhillips	40,511,788
687,780	Devon Energy Corp.	50,551,830
766,000	Hess Corp.	46,343,000
97,210	Murphy Oil Corp.	5,268,782

	Total Oil, Gas & Consumable Fuels	187,517,928

	TOTAL ENERGY	349,129,149

FINANCIALS - 17.1%
Capital Markets - 4.6%
312,190	Franklin Resources Inc.	32,889,216
581,630	Morgan Stanley	17,216,248
1,247,855	State Street Corp.	54,331,607
2,677	Teton Advisors Inc. (a)(b)*	0

	Total Capital Markets	104,437,071

Commercial Banks - 1.3%
3,196,370	KeyCorp	17,739,854
2,497,300	Mitsubishi UFJ Financial Group Inc. (a)	12,227,252

	Total Commercial Banks	29,967,106

See Notes to Schedule of Investments.

Legg Mason ClearBridge Fundamental Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Diversified Financial Services - 6.1%
4,266,500	Bank of America Corp.	$64,253,490
1,815,430	JPMorgan Chase & Co.	75,648,968

	Total Diversified Financial Services	139,902,458

Insurance - 3.1%
454,950	Allied World Assurance Holdings Ltd.	20,959,547
1,004,380	Chubb Corp.	49,395,408

	Total Insurance	70,354,955

Real Estate Investment Trusts (REITs) - 0.5%
501,030	LaSalle Hotel Properties	10,636,867

Real Estate Management & Development - 1.5%
569,990	Jones Lang LaSalle Inc.	34,427,396

	TOTAL FINANCIALS	389,725,853

HEALTH CARE - 8.0%
Life Sciences Tools & Services - 0.4%
1,869,326	Enzo Biochem Inc. *	10,056,974

Pharmaceuticals - 7.6%
780,660	Johnson & Johnson	50,282,311
1,741,980	Merck & Co. Inc.	63,651,949
1,087,340	Novartis AG, ADR	59,183,916

	Total Pharmaceuticals	173,118,176

	TOTAL HEALTH CARE	183,175,150

INDUSTRIALS - 13.8%
Aerospace & Defense - 4.9%
554,710	Boeing Co.	30,026,452
963,520	Honeywell International Inc.	37,769,984
771,050	Northrop Grumman Corp.	43,063,143

	Total Aerospace & Defense	110,859,579

Construction & Engineering - 1.6%
455,690	Fluor Corp.	20,524,278
190,550	Jacobs Engineering Group Inc. *	7,166,585
529,420	Tutor Perini Corp. *	9,571,914

	Total Construction & Engineering	37,262,777

Industrial Conglomerates - 2.4%
2,275,000	McDermott International Inc. *	54,622,750

Machinery - 4.6%
353,100	AGCO Corp. *	11,419,254
840,200	Deere & Co.	45,446,418
618,080	Dover Corp.	25,718,309
428,950	Parker Hannifin Corp.	23,111,826

	Total Machinery	105,695,807

Professional Services - 0.3%
233,920	Robert Half International Inc.	6,252,681

	TOTAL INDUSTRIALS	314,693,594

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 3.8%
2,635,590	Cisco Systems Inc. *	63,096,025
2,480,520	Telefonaktiebolaget LM Ericsson, ADR	22,795,979

	Total Communications Equipment	85,892,004

Internet Software & Services - 2.6%
2,475,000	eBay Inc. *	58,261,500

See Notes to Schedule of Investments.

Legg Mason ClearBridge Fundamental Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Semiconductors & Semiconductor Equipment - 10.4%
4,525,850	Applied Materials Inc.	$63,090,349
325,090	Novellus Systems Inc. *	7,587,601
162,800	Samsung Electronics Co., Ltd., GDR (c)	56,980,000
3,442,534	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	39,382,589
2,472,890	Texas Instruments Inc.	64,443,513
176,880	Varian Semiconductor Equipment Associates Inc. *	6,346,454

	Total Semiconductors & Semiconductor Equipment	237,830,506

Software - 4.3%
436,420	Citrix Systems Inc. *	18,159,436
2,139,540	Lawson Software Inc. *	14,227,941
2,192,030	Microsoft Corp.	66,834,995

	Total Software	99,222,372

	TOTAL INFORMATION TECHNOLOGY	481,206,382

MATERIALS - 4.1%
Metals & Mining - 3.0%
305,830	BHP Billiton Ltd., ADR	23,420,461
498,630	Nucor Corp.	23,261,090
416,900	United States Steel Corp.	22,979,528

	Total Metals & Mining	69,661,079

Paper & Forest Products - 1.1%
572,830	Weyerhaeuser Co.	24,711,886

	TOTAL MATERIALS	94,372,965

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.4%
1,184,130	AT&T Inc.	33,191,164

Wireless Telecommunication Services - 2.2%
2,151,852	Vodafone Group PLC, ADR	49,686,263

	TOTAL TELECOMMUNICATION SERVICES	82,877,427

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,973,788,616)	2,251,011,323

Face Amount
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
$22,861,000	Interest in $500,000,000 joint tri-party repurchase agreement dated 12/31/09 with RBS Securities Inc., 0.010% due 1/4/10; Proceeds at maturity - $22,861,025; (Fully collateralized by various U.S. government agency obligations, 0.500% to 5.750% due 6/15/10 to 6/15/37; Market value - $23,318,288) (Cost - $22,861,000)	22,861,000

	TOTAL INVESTMENTS - 99.5% (Cost - $1,996,649,616#)	2,273,872,323
	Other Assets in Excess of Liabilities - 0.5%	10,890,710

	TOTAL NET ASSETS - 100.0%	$2,284,763,033

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Legg Mason ClearBridge Fundamental Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Fundamental Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$99,424,207	$31,367,409	—	$130,791,616
Financials	377,498,601	12,227,252	$0	389,725,853
Other common stocks	1,730,493,854	—	—	1,730,493,854

Total long-term investments	2,207,416,662	43,594,661	0	2,251,011,323

Short-term investment†	—	22,861,000	—	22,861,000

Total investments	$2,207,416,662	$66,455,661	$0	$2,273,872,323

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$368,190,478
Gross unrealized depreciation	(90,967,771)

Net unrealized appreciation	$277,222,707

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 25, 2010